Application of New Amended and Revised Standards and Interpretations	12 Months Ended
Dec. 31, 2022
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Application of New Amended and Revised Standards and Interpretations
3.
APPLICATION OF NEW, AMENDED AND REVISED STANDARDS AND INTERPRETATIONS
a.
Amendments to the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) mandatorily effective for the current year.

The application of the amendments to IFRSs included in Amendments to IFRS 3 Reference to the Conceptual Framework, Amendment to IAS 16 Property, Plant and Equipment – Proceeds before Intended Use, Amendments to IAS 37 Onerous Contracts – Cost of Fulfilling a Contract and Annual Improvement to IFRS Accounting Standards 2018 – 2020 Cycle has had no material impact on disclosures or amounts in the Company’s consolidated financial statements.

b.
New and revised IFRSs issued but not yet effective

At the date of authorization of these financial statements, the Company has not applied the following new and revised IFRS Standards that have been issued but are not yet effective:

New IFRSs	Description
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies
Amendments to IAS 8	Definition of Accounting Estimates

The Company does not expect that the adoption of the Standards listed above will have a material impact on the financial statements of the Company in future periods.

New IFRSs	Description
IFRS 17 (including the June 2020 and December 2021 amendments to IFRS 17)	Insurance Contracts
IFRS 10 and IAS 28 (amendments)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Amendments to IAS 1	Classification of Liabilities as Current or Non-current
Amendments to IAS 1	Non-current Liabilities with Covenants
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback

The Company anticipates that the application of these amendments may have an impact on the consolidated financial statements in future periods should such transactions arise.